Customer deposits	12 Months Ended
Dec. 31, 2024
Disclosure Due To Banks And Customers [Line Items]
Disclosure of due to banks and customers [text block]
Note 15

Amounts due to banks and customer deposits

USD m 31.12.24 31.12.23
Amounts due to banks

23,347 70,962
Customer deposits 745,777 792,029
of which: demand deposits 221,797 240,942
of which: retail savings / deposits 182,274 186,087
of which: sweep deposits 41,935 41,045
of which: time deposits
1
299,771 323,955
Total amounts due to banks and customer deposits 769,124 862,990
1 Includes customer deposits in UBS AG Jersey Branch and UBS AG Guernsey Branch placed by UBS

Switzerland AG and UBS AG Swiss Branch on behalf of their clients.
Amounts due to banks decreased mainly due to the repayment of funding regarding the Emergency Liquidity Assistance facility from

the Swiss

National

bank. Customer

deposits decreased

mainly reflecting

foreign

currency

effects

and net
new deposit outflows

mainly in time

deposits due

to maturities,

partly offset

by shifts into

retail savings

/ deposits as

a
result of the aforementioned maturities.